Acquisition of Non-controlling Interests	12 Months Ended
Dec. 31, 2024
Acquisition of Non-controlling Interests
Acquisition of Non-controlling Interests

19.Acquisition of Non-controlling Interests

On July 1, 2024, the Company entered into equity acquisition agreements with minority shareholders of Quhuo International Trade(HK) Limited (“Quhuo International”), proposed to acquire an aggregate of 39.1% equity interest in Quhuo International for a total consideration of approximately US$36.8 million with a combination of investment in a mutual fund and issuing a senior convertible promissory note. The transaction represents changes in a parent’s ownership interest that do not result in a change in control of the subsidiary that is a business are accounted for as equity transactions (i.e., no gain or loss is recognized).

Specifically, the Company (1) entered into an equity acquisition agreement with Lida Global Limited, proposed to acquire 9.46% equity interest in Quhuo International for a consideration of the Company’s investment in a mutual fund. The mutual fund, transferred on September 2, 2024, had a fair value of RMB61,816 (US$8,550), and the RMB61,323 (US$8,482) difference between this fair value and the book value of the acquired non-controlling interest was debited to additional paid-in capital,and (2) an equity acquisition agreement with Longx Tech Limited, Highland Vision Holding LTD and Genan Tech Limited, proposed to acquire 29.64% equity interest in Quhuo International by issuing a senior convertible promissory note. This senior convertible promissory note, with a fair value of RMB204,080 (US$28,230) as of July 1, 2024, resulted in a RMB201,801 (US$27,941) debit to additional paid-in-capital to account for the difference between its fair value and the adjusted book value of the non-controlling interest. All senior convertible promissory notes were subsequently converted into 793,868,246 Class A Ordinary Shares on August 8, 2024, generating an additional RMB203,227 (US$28,112) credit to additional-paid-in capital for the year ended December 31, 2024.

Upon completion of the transactions, the company owned 90.1% equity interest in Quhuo International.